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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED MAY 2, 2008

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Investor, and Institutional Class shares, as applicable, of each of the Funds listed below

AIM BASIC VALUE FUND                           AIM MID CAP CORE EQUITY FUND
AIM CONSERVATIVE ALLOCATION FUND               AIM MODERATE ALLOCATION FUND
AIM GLOBAL EQUITY FUND                         AIM MODERATE GROWTH ALLOCATION FUND
AIM GROWTH ALLOCATION FUND                     AIM MODERATELY CONSERVATIVE ALLOCATION FUND
AIM INCOME ALLOCATION FUND                     AIM SMALL CAP GROWTH FUND
AIM INTERNATIONAL ALLOCATION FUND

Effective May 1, 2008, the following information replaces in its entirety the information appearing in the table under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS -- CLASSIFICATION -- ASSET ALLOCATION FUNDS" on page 4 of the Statement of Additional Information:

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                                                                                                            AIM           AIM
                                       AIM           AIM          AIM           AIM            AIM        MODERATE     MODERATELY
                                  CONSERVATIVE      GROWTH       INCOME     INTERNATIONAL    MODERATE      GROWTH     CONSERVATIVE
                                   ALLOCATION     ALLOCATION   ALLOCATION    ALLOCATION     ALLOCATION   ALLOCATION    ALLOCATION
                                      FUND           FUND         FUND          FUND           FUND         FUND          FUND
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
AIM Capital Development Fund          0.000%        0.000%       0.000%        0.000%         4.000%       0.000%        2.500%
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AIM Charter Fund                      5.000%        0.000%       0.000%        0.000%         0.000%       0.000%        0.000%
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AIM Developing Markets Fund           0.000%        0.000%       0.000%        5.000%         0.000%       0.000%        0.000%
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AIM Diversified Dividend Fund         0.000%        0.000%      15.000%        0.000%         0.000%       0.000%        0.000%
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AIM Dynamics Fund                     0.000%        5.000%       0.000%        0.000%         0.000%       4.500%        0.000%
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AIM Floating Rate Fund                7.000%        0.000%       7.000%        0.000%         3.000%       0.000%        5.000%
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AIM Global Value Fund                 0.000%        0.000%       0.000%       27.500%         0.000%       0.000%        0.000%
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AIM High Yield Fund                   0.000%        5.000%      14.000%        0.000%         9.000%      10.000%        4.000%
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AIM Income Fund                       0.000%        0.000%       8.500%        0.000%         0.000%       0.000%        0.000%
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AIM International Core Equity
Fund                                  2.500%       12.500%       5.000%       35.000%        10.000%      11.000%        5.000%
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AIM International Total Return
Fund                                  4.000%        0.000%       5.000%        0.000%         2.500%       0.000%        3.500%
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AIM U.S. Government Fund              0.000%        0.000%       7.000%        0.000%         0.000%       0.000%       13.000%
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AIM International Growth Fund         0.000%       12.500%       0.000%       22.500%         7.500%      11.000%        2.500%
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AIM International Small Company
Fund                                  0.000%        0.000%       0.000%       10.000%         0.000%       0.000%        0.000%
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AIM Large Cap Basic Value Fund        2.500%        8.750%       0.000%        0.000%         5.000%       7.000%        5.625%
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AIM Large Cap Growth Fund             2.500%       10.000%       0.000%        0.000%         6.250%       8.250%        5.625%
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AIM Limited Maturity Treasury
Fund                                  8.000%        0.000%       0.000%        0.000%         0.000%       0.000%        0.000%
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AIM Mid Cap Basic Value Fund          0.000%        0.000%       0.000%        0.000%         4.000%       5.000%        2.500%
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AIM Multi-Sector Fund                 2.500%       12.500%       0.000%        0.000%         5.000%       7.500%        2.500%
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AIM Global Real Estate Fund           0.000%        5.000%       0.000%        0.000%         0.000%       4.000%        0.000%
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AIM Real Estate Fund                  0.000%        0.000%       0.000%        0.000%         3.000%       0.000%        0.000%
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AIM Select Real Estate Income
Fund                                  2.500%        0.000%       7.000%        0.000%         0.000%       0.000%        2.500%
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AIM Small Cap Equity Fund             0.000%        0.000%       0.000%        0.000%         0.000%       6.500%        0.000%
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AIM Small Cap Growth Fund             0.000%       10.000%       0.000%        0.000%         0.000%       0.000%        0.000%
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AIM Short Term Bond Fund             24.000%        0.000%       6.000%        0.000%         2.500%       0.000%       12.000%
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AIM Structured Growth Fund            2.500%       10.000%       0.000%        0.000%         6.250%       8.250%        5.625%
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AIM Structured Value Fund             2.500%        8.750%       0.000%        0.000%         5.000%       7.000%        5.625%
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AIM Core Bond Fund                   22.000%        0.000%      17.500%        0.000%        23.000%      10.000%       22.500%
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AIM Trimark Endeavor Fund             2.500%        0.000%       0.000%        0.000%         0.000%       0.000%        0.000%
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AIM Trimark Small Companies Fund      0.000%        0.000%       0.000%        0.000%         4.000%       0.000%        0.000%
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AIM Utilities Fund                    0.000%        0.000%       8.000%        0.000%         0.000%       0.000%        0.000%
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Liquid Assets Portfolio              10.000%        0.000%       0.000%        0.000%         0.000%       0.000%        0.000%
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